STATEMENTS OF CASH FLOWS (PARENT COMPANY)- SCHEDULE II (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided By Used In Operating Activities [Abstract]
Net earnings (loss)	$ 216	$ 2,826	$ 2,459
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	1,166	999	950
Universal life and investment-type product policy fee income	(3,334)	(3,312)	(3,067)
Investment (gains) losses, net	97	47	184
Change in deferred policy acquisition costs	(142)	2,861	(981)
(Income) loss related to derivative instruments	978	(2,374)	284
Change in reinsurance recoverable with affiliate	(207)	(242)	(233)
Change in the fair value of the reinsurance contract asset	(497)	(5,941)	(2,350)
Change in current and deferred income taxes	(254)	1,226	803
Amortization Of Reinsurance Costs	47	211	274
Amortization and depreciation	157	146	161
Other, net	(122)	(76)	111
Net cash provided by (used in) operating activities	(780)	(938)	6
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	3,551	3,435	2,753
Proceeds From Sale Of Investments	1,951	1,141	3,398
Purchases of investments	(7,893)	(7,970)	(7,068)
Cash settlements related to derivative instruments	(287)	1,429	(651)
Decrease in Loans Due To Affiliates	4	0	3
Change in short-term investments	34	16	(53)
Other, net	14	25	(25)
Net cash provided by (used in) investing activities	(2,692)	(2,028)	(1,705)
Policyholders Account Balances [Abstract]
Policyholders account balances deposits	5,437	4,461	3,187
Policyholders account balances withdrawals and transfers to Separate Accounts	(982)	(821)	(483)
Shareholder dividends paid	(362)	(379)	(300)
Capital contribution	195	0	0
Change in collateralized pledged liabilities	(288)	989	(270)
Change in collateralized pledged assets	(5)	99	533
Net cash provided by (used in) financing activities	3,407	4,038	2,062
Change in cash and cash equivalents	(65)	1,072	363
Cash and cash equivalents, beginning of year	3,227	2,155	1,792
Cash and Cash Equivalents, End of Year	3,162	3,227	2,155
Supplemental Cash Flow Information [Abstract]
Interest Paid	107	107	110
Income Taxes (Refunded) Paid	271	36	(27)
Parent Company [Member]
Net Cash Provided By Used In Operating Activities [Abstract]
Net earnings (loss)	216	2,826	2,459
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	1,166	999	951
Universal life and investment-type product policy fee income	(3,334)	(3,312)	(3,067)
Investment (gains) losses, net	80	42	231
Equity In Net Earnings Of Subsidiaries	(483)	(55)	(468)
Dividends from subsidiaries	323	332	123
Change in deferred policy acquisition costs	(142)	2,861	(981)
Change in future policy benefits and other policyholder funds	876	2,229	1,136
(Income) loss related to derivative instruments	943	(2,369)	269
Change in reinsurance recoverable with affiliate	(207)	(242)	(233)
Change in the fair value of the reinsurance contract asset	(497)	(5,941)	(2,350)
Change in current and deferred income taxes	(224)	1,250	912
Amortization Of Reinsurance Costs	47	211	274
Amortization and depreciation	62	83	100
Other, net	(182)	(190)	(9)
Net cash provided by (used in) operating activities	(1,356)	(1,276)	(653)
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	3,547	3,427	2,746
Proceeds From Sale Of Investments	1,566	626	2,863
Purchases of investments	(7,563)	(7,462)	(6,529)
Cash settlements related to derivative instruments	(287)	1,429	(651)
Decrease in Loans Due To Affiliates	4	0	3
Change in short-term investments	34	16	(53)
Change in policy loans	(31)	(38)	(37)
Other, net	(37)	(44)	(97)
Net cash provided by (used in) investing activities	(2,705)	(1,970)	(1,681)
Policyholders Account Balances [Abstract]
Policyholders account balances deposits	5,437	4,461	3,187
Policyholders account balances withdrawals and transfers to Separate Accounts	(982)	(821)	(483)
Shareholder dividends paid	(362)	(379)	(300)
Capital contribution	195	0	0
Change in collateralized pledged liabilities	(288)	989	(270)
Change in collateralized pledged assets	(5)	99	533
Net cash provided by (used in) financing activities	3,995	4,349	2,667
Change in cash and cash equivalents	(66)	1,103	333
Cash and cash equivalents, beginning of year	2,516	1,413	1,080
Cash and Cash Equivalents, End of Year	2,450	2,516	1,413
Supplemental Cash Flow Information [Abstract]
Interest Paid	107	106	110
Income Taxes (Refunded) Paid	$ 261	$ 15	$ (27)